FAIR VALUE MEASUREMENT - Estimate Fair Value of Financial Instruments Not Carried at Fair Value (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Loans	$ 5,901,000,000	$ 5,029,000,000
Liabilities
Deposits	899,332,000,000	968,273,000,000
Allowance for loan losses	15,994,000,000	19,648,000,000	25,455,000,000	30,115,000,000
Lease finance receivables	2,700,000,000	2,900,000,000
Corporate
Assets
Loans	5,858,000,000	4,072,000,000
Carrying value
Assets
Investments	30,500,000,000	17,800,000,000
Federal funds sold and securities borrowed or purchased under agreements to resell	98,400,000,000	115,600,000,000
Loans	620,000,000,000	637,900,000,000
Other financial assets	213,800,000,000	250,700,000,000
Liabilities
Deposits	897,600,000,000	966,600,000,000
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase and securities loaned	136,700,000,000	152,000,000,000
Long-term debt	196,900,000,000	194,200,000,000
Other financial liabilities	136,200,000,000	136,200,000,000
Fair value
Assets
Investments	32,200,000,000	19,300,000,000
Federal funds sold and securities borrowed or purchased under agreements to resell	98,400,000,000	115,600,000,000
Loans	617,600,000,000	635,100,000,000
Other financial assets	213,800,000,000	250,700,000,000
Liabilities
Deposits	894,000,000,000	965,600,000,000
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase and securities loaned	136,700,000,000	152,000,000,000
Long-term debt	202,500,000,000	201,300,000,000
Other financial liabilities	136,200,000,000	136,200,000,000
Fair value | Level 1
Assets
Investments	4,500,000,000	5,300,000,000
Federal funds sold and securities borrowed or purchased under agreements to resell	0	0
Loans	0	0
Other financial assets	8,300,000,000	9,400,000,000
Liabilities
Deposits	0	0
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase and securities loaned	0	0
Long-term debt	0	0
Other financial liabilities	0	0
Fair value | Level 2
Assets
Investments	25,200,000,000	11,900,000,000
Federal funds sold and securities borrowed or purchased under agreements to resell	89,700,000,000	107,200,000,000
Loans	5,600,000,000	5,600,000,000
Other financial assets	151,900,000,000	189,500,000,000
Liabilities
Deposits	746,200,000,000	776,400,000,000
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase and securities loaned	136,500,000,000	151,800,000,000
Long-term debt	172,700,000,000	175,600,000,000
Other financial liabilities	41,400,000,000	41,200,000,000
Fair value | Level 3
Assets
Investments	2,500,000,000	2,100,000,000
Federal funds sold and securities borrowed or purchased under agreements to resell	8,700,000,000	8,400,000,000
Loans	612,000,000,000	629,500,000,000
Other financial assets	53,600,000,000	51,800,000,000
Liabilities
Deposits	147,800,000,000	189,200,000,000
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase and securities loaned	200,000,000	200,000,000
Long-term debt	29,800,000,000	25,700,000,000
Other financial liabilities	94,800,000,000	95,000,000,000
Fair value | Level 3 | Corporate
Fair value measurements additional disclosures
Unfunded lending commitments	$ 5,500,000,000	$ 5,200,000,000